SCHEDULE OF WARRANTS OUTSTANDING (Details) - Warrant [Member]		9 Months Ended			12 Months Ended
		Dec. 31, 2025 $ / shares shares		Dec. 31, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares		Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 $ / shares shares		Mar. 31, 2024 $ / shares shares
ScheduleOfWarrantsOutstandingLineItems [Line Items]
Number of warrants outstanding, Balance beginning | shares		2,095,224		2,095,224	878,061		878,061	969,941		969,941
Weighted average exercise price, Balance beginning | (per share)		$ 30.28	[1]	$ 41.50	$ 29.99	[1]	$ 41.10	$ 18.59	[2]	$ 26.73
Number of warrants, issued | shares		3,023,944		3,023,944	1,340,158		1,340,158	338,319		338,319
Weighted average exercise price, warrants issued | (per share)		$ 6.45	[1]	$ 8.84	$ 29.30	[1]	$ 40.16	$ 52.19	[2]	$ 75.03
Number of warrants, exercised | shares					(122,993)		(122,993)	(430,199)		(430,199)
Weighted average exercise price, warrants exercised | (per share)					$ 17.58	[1]	$ 24.09	$ 24.61	[2]	$ 35.38
Number of warrants, Expired | shares		(368,303)		(368,303)	(2)		(2)
Weighted average exercise price, warrants expired | (per share)		$ 19.36	[1]	$ 26.54	$ 15.76	[1]	$ 21.60
Number of warrants outstanding, Balance ending | shares		4,750,865		4,750,865	2,095,224		2,095,224	878,061		878,061
Weighted average exercise price, Balance ending | (per share)		$ 15.96	[1]	$ 21.87	$ 30.28	[1]	$ 41.50	$ 29.99	[1]	$ 41.10
Previously Reported [Member]
ScheduleOfWarrantsOutstandingLineItems [Line Items]
Weighted average exercise price, Balance beginning | $ / shares	[2]	$ 28.86			28.59
Weighted average exercise price, warrants issued | $ / shares	[2]				27.93
Weighted average exercise price, warrants exercised | $ / shares	[2]				16.76
Weighted average exercise price, warrants expired | $ / shares	[2]				15.02
Weighted average exercise price, Balance ending | $ / shares	[2]				$ 28.86			$ 28.59

[1]	Converted at balance sheet rate.
[2]	Converted at balance sheet rate.